CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net (loss) income	$ (204,645)	$ 66,591	$ (257,913)
Adjustments required to reconcile net (loss) income with net cash flows from operating activities
Accretion expense on government loan	0	898	896
Writeback of accounts payable	0	(288,274)	0
Unrealized foreign exchange	0	8,358	0
Allowance for doubtful accounts	15,282	0	0
Changes in non-cash working capital balances
Due to related parties	170,683	88,665	300,107
Advances receivable	858	(3,709)	734
Accounts payable	(25,642)	(8,764)	(28,336)
Accrued liabilities	45,193	34,905	(9,770)
Cash generated (used) by operating activities	1,729	(101,330)	5,718
Financing activities
Due to related parties	0	118,230	0
Loan repayment	(26,874)	0	0
Cash (used) generated by financing activities	(26,874)	118,230	0
Net cash (outflow) inflow	(25,145)	16,900	5,718
Cash, beginning of the year	26,703	9,803	4,085
Cash, end of the year	$ 1,558	$ 26,703	$ 9,803